Borrowings Under Credit Facilities (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Line of Credit Facility [Line Items]
Secured revolving credit facility	$ 2,400	$ 2,400
Number of revolving credit facilities extension options | item	2	2
Extension period for revolving line of credit	1 year	1 year
Additional increase in borrowing capacity amount	$ 100	$ 100
Outstanding borrowing under the revolving credit facility	$ 780	$ 711	$ 745
Outstanding borrowing, interest rate	1.31%	1.29%	1.67%
Letters of credit	$ 7	$ 7	$ 6
Commitment fee	0.125%	0.125%
Borrowing capacity available under the credit facility	$ 1,613	$ 1,682	$ 1,649
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility	0.275%	0.275%
Required debt-to-capitalization ratio	1.00	1.00
Debt-to-capitalization ratio		1.00
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility	0.10%	0.10%
Required debt-to-capitalization ratio	0.65	0.65
Debt-to-capitalization ratio		0.45
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing, interest rate	1.325%	1.325%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.125%	1.125%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.75%	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%	1.00%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.50%	0.50%
One Month LIBOR [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%	1.00%
One Month LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.75%	0.75%
One Month LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.00%	0.00%